Following is the Semi-Annual Report for
                                 Tennessee Tax-Free Bond Fund, covering the six month period ended January 31, 1999. If you have any questions or comments, please contact your investment representative.







Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Portfolio of Investments
January 31, 1999 (unaudited)



------------------                                                              Credit
     Principal                                                                  Rating*              Value
      Amount

Long-Term Municipals--97.7%
                     Tennessee--97.7%
--------------------
           $215,000  Chattanooga-Hamilton County, TN Hospital Authority,
                     Refunding Revenue Bonds, 5.50% (Erlanger Medical
                     Center)/(FSA INS)/(Original Issue Yield: 5.60%),
                     10/1/2006                                                    AAA                    $236,188
--------------------
          1,000,000  Chattanooga-Hamilton County, TN Hospital Authority,
                     Refunding Revenue Bonds, 5.50% (Erlanger Medical
                     Center)/(FSA INS)/(Original Issue Yield: 5.85%),
                     10/1/2013                                                    AAA                   1,077,910
--------------------
          1,000,000  Clarksville, TN, Electric System Refunding Revenue
                     Bonds, 5.125%, 9/1/2011                                ----------------            1,036,700
                                                                                   A
--------------------
            500,000  Clarksville, TN, Water Sewer & Gas Refunding Revenue Bonds,
                     6.125% (MBIA INS)/(Original Issue Yield:
                     6.328%), 2/1/2012                                            AAA                     540,835
--------------------
            105,000  Cleveland, TN , GO UT Bonds, 4.70%, 9/1/2015                  A                      105,388
--------------------
            600,000  Germantown, TN, GO UT, 4.20%, 1/1/2001                       AAA                     611,256
--------------------
            250,000  Jackson, TN Health Educational & Housing Facilities
                     Board, Hospital Revenue Bonds, 5.90%
                     (Jackson-Madison County General Hospital)/(MBIA
                     INS)/(Original Issue Yield: 5.95%), 4/1/2000
                                                                                  AAA                     257,958
--------------------
            400,000  Jackson, TN, Water & Sewer Refunding Revenue Bonds,
                     5.125% (AMBAC INS)/(Original Issue Yield: 5.35%),
                     1/1/2010                                                     AAA                     419,316
--------------------
            440,000  Johnson City, TN Health & Education Facilities
                     Board, Refunding Revenue Bonds, 6.75% (Johnson City
                     Medical Center Hospital)/(MBIA  INS)/(Original Issue
                     Yield: 6.912%), 7/1/2006                                     AAA                     480,686
--------------------




Tennessee Tax-Free Bond Fund

-------------------                                                              Credit
     Principal                                                                  Rating*              Value
      Amount
           $250,000
                     -----------------------------------------------------
                     Johnson City, TN Health & Education Facilities
                     Board, Revenue Bonds, 6.75% (MBIA INS)/(United
                     States Treasury PRF)/(Original Issue Yield: 6.912%),         AAA                    $274,377
                     7/1/2001 (@102)
            500,000  Knox County, TN Health Education & Housing Facilities
                     Board, Hospital Facilities Revenue Bonds (Series A), 4.90%
                     (Fort Sanders Alliance)/(MBIA INS)/(Original Issue Yield:
                     5.099%), 1/1/2005
                                                                                  AAA                     529,315
            900,000  Knox County, TN, GO UT, 4.75%, 2/1/2006                       AA                     944,622
            500,000  Knoxville, TN Electric, Refunding Revenue Bonds,
                     4.40% (Original Issue Yield: 4.48%), 7/1/2009
                                                                                   AA                     508,315
          1,030,000  Knoxville, TN Water System, Refunding Revenue Bonds
                     (Series M), 5.20% (Original Issue Yield: 5.45%),
                     3/1/2010                                                      AA                   1,058,212
            700,000  Memphis, TN, GO UT, 5.00% (Original Issue Yield:
                     5.10%), 10/1/2018                                             AA                     706,097
          1,000,000  Metropolitan Government Nashville & Davidson County,
                     TN HEFA, Refunding Revenue Bonds, 5.20% (Vanderbilt
                     University), 7/1/2018
                                                                                   AA                   1,021,570
            750,000  Metropolitan Government Nashville & Davidson County,
                     TN, Revenue Bonds (Series A), 6.00% (Original Issue
                     Yield: 6.282%), 5/15/2017
                                                                                   AA                     821,078
            230,000  Metropolitan Government Nashville & Davidson County,
                     TN, Water & Sewer Refunding Revenue Bonds, 5.20%
                     (FGIC INS)/(Original Issue Yield: 5.53%), 1/1/2013
                                                                                  AAA                     248,372
            800,000  Mount Juliet, TN Public Building Authority, Revenue
                     Bonds (Series O), 7.00% (MBIA  INS), 2/1/2006
                                                                                  AAA                     868,320
            900,000  Putnam County, TN, GO UT Bonds, 5.125% (MBIA
                     INS)/(Original Issue Yield: 5.35%), 4/1/2011
                                                                                  AAA                     938,088
--------------------

Tennessee Tax-Free Bond Fund

-------------------                                                              Credit
     Principal                                                                  Rating*              Value
      Amount
           $375,000  Shelby County, TN Health Education & Housing
                     Facilities Board, Revenue Bonds, 6.00% (St. Joseph
                     Hospital East, Inc.)/(Original Issue Yield: 6.37%),
                     3/1/2005                                                      Aaa                   $401,254
            500,000  Shelby County, TN, GO UT Bonds, 5.10% (Original
                     Issue Yield: 5.25%), 3/1/2011                                AA+                     512,595
            185,000  Shelby County, TN, GO UT Refunding Bonds (Series B),
                     5.875% (Original Issue Yield: 5.95%), 3/1/2007         ----------------
                                                                                                          197,055
                                                                                  AA+
             65,000  Shelby County, TN, GO UT Refunding Bonds (Series B),
                     5.875% (Original Issue Yield: 5.95%), 3/1/2007         ----------------
                                                                                                           69,020
                                                                                  AA+
            400,000  Sullivan, County, TN Health Educational & Housing
                     Facilities Board, Revenue Bonds, 5.75% (Holston        ----------------
                     Valley Health Board)/(MBIA INS)/(Original Issue
                     Yield: 5.93%), 2/15/2013                                                             432,160
                                                                                  AAA
            900,000  Tennessee Housing Development Agency, Refunding
                     Revenue Bonds (Series A), 5.85%, 7/1/2013
                                                                                   A+                     941,544
            500,000  Tennessee State Local Development Authority,
                     Refunding Revenue Bonds (Series A), 5.65%, 3/1/2007
                                                                                  AA-                     537,060
            495,000  Tennessee State Local Development Authority, Revenue
                     Bonds, 6.10% (Community Provider Pooled Loan
                     Program)/(Tennessee State GTD), 10/1/2007
                                                                                   A                      549,895
            500,000  Tennessee State School Board Authority, Higher
                     Education Facilities Revenue Bonds (Series A), 6.25%
                     (Original Issue Yield: 6.309%), 5/1/2017                      AA                     548,545
            700,000  (1) Tennessee State, GO UT Bonds (Series A), 5.55%,
                     3/1/2010                                                     AAA                     764,022
            450,000  Tennessee State, GO UT Bonds (Series B), 6.60%
                     (United States Treasury PRF)/(Original Issue Yield:
                     6.60%), 6/1/2001 (@101.5)                                    AAA                     489,443
--------------------




Tennessee Tax-Free Bond Fund

-------------------
     Principal                                                                   Credit
 Amount or Shares                                                               Rating*              Value
           $785,000  Williamson County,TN, GO UT Refunding Bonds, 6.00%
                     (Original Issue Yield: 6.217%), 3/1/2008
                                                                            ----------------             $901,361
                                                                                  Aa1
                         Total Long Term Municipals (identified cost                                   19,028,557
                     $18,010,240)

Mutual Fund--0.0%
---------------------------------------------------------------------------
              2,066  Federated Tennessee Municipal Cash Trust Fund (at
                     net asset value)                                                                       2,066
--------------------
                     Total Investments (identified cost $18,012,306)(2)
                                                                                              ===================
                                                                                                      $19,030,623
--------------------

      (1) The issuer of this security has placed U.S. government securities in escrow with a trustee. The proceeds from the government securities will be used to pay principal and interest on the security.
      (2) The cost of investments for federal tax purposes amounts to $18,012,306. The net unrealized appreciation of investments on a federal tax basis amounts to $1,018,317 at January 31, 1999.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($19,470,691) at January 31, 1999.

The following acronym(s) are used throughout this portfolio:

AMBAC             --American Municipal Bond Assurance Corporation
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranty
HEFA              --Health and Education Facilities Authority
INS               --Insured
MBIA              --Municipal Bond Investors Assurance
PRF               --Prerefunded
UT                --Unlimited Tax

(See Notes which are an integral part of the Financial Statements)








Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Statement of Assets and Liabilities
January 31, 1999 (unaudited)




Assets:
------------------------------------------------------------------------------------------------------
Total investments in securities, at value
-------------------------------------------------------------------------------                             19,030,623      $
(identified and tax cost $18,012,306)
Cash                                                                                                           300,329
Income receivable                                                                                              319,245
Other assets                                                                                                       813
    Total assets                                                                                            19,651,010
Liabilities:
Payable for investments purchased                                                     $       105,644
Accrued expenses                                                                               74,675
    Total liabilities                                                                                          180,319
Net Assets for 1,756,884 shares outstanding                                                                 19,470,691
                                                                                                                        $
Net Assets Consist of:
Paid in capital                                                                                             18,392,386
                                                                                                                        $
Net unrealized appreciation of investments                                                                   1,018,317
Accumulated net realized loss on investments                                                                   (5,207)
Undistributed net investment income                                                                             65,195
    Total Net Assets                                                                                        19,470,691
                                                                                                                        $
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($19,470,691 / 1,756,884 shares outstanding)                                          $11.08
Offering Price Per Share (100/98.00 of $11.08)*                                                                 $11.31
Redemption Proceeds Per Share                                                                                   $11.08

================================================================================
*See "What Shares Cost" in the Prospectus
(See Notes which are an integral part of the Financial Statements) Investment
Income:
Interest                                                                                                      $     498,649
----------------------------------------------------------------------------
Expenses:
----------------------------------------------------------------------------
Investment advisory fee                                                                       $      74,589
----------------------------------------------------------------------------
Administrative personnel and services fee                                                            60,494
----------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                             15,232
----------------------------------------------------------------------------
Directors'/Trustees' fees                                                                             7,362
----------------------------------------------------------------------------
Auditing fees                                                                                        10,666
----------------------------------------------------------------------------
Legal fees                                                                                            2,116
----------------------------------------------------------------------------
Portfolio accounting fees                                                                            26,763
----------------------------------------------------------------------------
Share registration costs                                                                              8,849
----------------------------------------------------------------------------
Printing and postage                                                                                  1,904
----------------------------------------------------------------------------
Insurance premiums                                                                                    1,132
----------------------------------------------------------------------------
Miscellaneous                                                                                           933
----------------------------------------------------------------------------
    Total expenses                                                                                  210,040
----------------------------------------------------------------------------
Waivers and reimbursements--
----------------------------------------------------------------------------
  Waiver of investment advisory fee                                           $    (74,589 )
----------------------------------------------------------------------------
        Net expenses                                                                                                135,451
----------------------------------------------------------------------------
           Net investment income                                                                                    363,198
----------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
----------------------------------------------------------------------------
Net realized gain on investments                                                                                      3,205
----------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                                339,009
----------------------------------------------------------------------------
    Net realized and unrealized gain on investments                                                                 342,214
----------------------------------------------------------------------------
        Change in net assets resulting from operations                                                        $     705,412
----------------------------------------------------------------------------
(See Notes which are an integral part of the Financial Statements)
                                                                     Six Months Ended
                                                                     January 31, 1999             Year Ended
                                                                    -------------------          July 31,1998
                                                                        (unaudited)
Increase (Decrease) in Net Assets:
-----------------------------------------------------------------
Operations--
-----------------------------------------------------------------
Net investment income                                             $             363,198     $            886,010
-----------------------------------------------------------------
Net realized gain (loss) on investments
($3,205 and $131,970, respectively, as computed for federal tax
purposes)                                                                         3,205                  131,970
-----------------------------------------------------------------
Net change in unrealized appreciation/depreciation                              339,009                 (151,527 )
-----------------------------------------------------------------
    Change in net assets resulting from operations                              705,412                  866,453
-----------------------------------------------------------------
Distributions to Shareholders--
-----------------------------------------------------------------
Distributions from net investment income                                       (371,427 )               (887,438 )
-----------------------------------------------------------------
Distributions from net realized gains                                            (3,323 )             --
-----------------------------------------------------------------
    Change in net assets resulting from distributions to
    shareholders                                                               (374,750 )               (887,438 )
-----------------------------------------------------------------
Share Transactions--
-----------------------------------------------------------------
Proceeds from sale of shares                                                    122,918                  588,837
-----------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           98,495                  155,726
-----------------------------------------------------------------
Cost of shares redeemed                                                        (988,120 )             (6,666,092 )
-----------------------------------------------------------------
    Change in net assets resulting from share transactions                     (766,707 )             (5,921,529 )
-----------------------------------------------------------------
        Change in net assets                                                   (436,045 )             (5,942,514 )
-----------------------------------------------------------------
Net Assets:
-----------------------------------------------------------------
Beginning of period                                                          19,906,736               25,849,250
-----------------------------------------------------------------
End of period (including undistributed net investment income of
$65,195 and $73,424, respectively)                                $          19,470,691     $         19,906,736
-----------------------------------------------------------------

=================================================================



 (See Notes which are an integral part of the Financial Statements)




                                                Six Months
                                                   Ended
                                                January 31,                     Year Ended July 31,
                                                   1999
                                                                                                                      ---------
                                                (unaudited)        1998          1997          1996         1995      1994(1)
---------------------------------------------
Net Asset Value, Beginning of Period              $10.90          $10.91        $10.54         $10.46        $10.22     $10.50
---------------------------------------------

Income from Investment Operations
---------------------------------------------
Net investment income                               0.20            0.44          0.45           0.50          0.51       0.44
---------------------------------------------
Net realized and unrealized gain (loss) on
investments                                    ---------       --------- )   ---------     ----------     ---------   --------
                                                    0.19           (0.02          0.38           0.07          0.24     (0.31)
---------------------------------------------
Total from investment operations                    0.39            0.42          0.83           0.57          0.75       0.13
---------------------------------------------

Less Distributions
---------------------------------------------
Distributions from net investment income           (0.20 )         (0.43 )      (0.46)         (0.49)        (0.51)     (0.41)
---------------------------------------------
Distributions from net realized gain on
investments                                        (0.01 )     ---------     ---------     ----------     ---------   --------
                                                                  --            --             --            --          --
---------------------------------------------                  ----------
Total distributions                                (0.21 )         (0.43 )      (0.46)         (0.49)        (0.51)     (0.41)
Net Asset Value, End of Period                    $11.08          $10.90        $10.91         $10.54        $10.46     $10.22
Total Return (2)                                    3.60 %          3.91 %        8.12 %         5.57 %        7.60 %     1.19 %

Ratios to Average Net Assets
Expenses                                            1.36 %*         1.19 %        1.10 %         0.86 %        0.61 %     0.56 %*
Net investment income                               3.65 %*         3.92 %        4.23 %         4.62 %        4.93 %     4.69 %*
Expense waiver/reimbursement (3)                    0.75 %*         0.75 %        0.75 %         0.80 %        0.95 %     0.87 %*

Supplemental Data
Net assets, end of period (000 omitted)          $19,471         $19,907       $25,849        $29,668       $35,888    $42,400
Portfolio turnover                                     3 %             4 %          11 %            0 %           3 %       30 %
---------------------------------------------


* Computed on an annualized basis.
(1) Reflects operations for the period from August 30, 1993 (date of initial public investment) to July 31, 1994. For the period from August 5, 1993 (start of business) to August 29, 1993, all income was distributed to administrator.
(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (3) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Tennessee Tax-Free Bond Fund
(A Portfolio of The Planters Funds)
Notes to Financial Statements
January 31, 1999 (unaudited)

  Organization

The Planters Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The financial statements included herein are only those of Tennessee Tax-Free Bond Fund (the "Fund"), a non-diversified portfolio. At January 31, 1999, the Trust did not offer any other portfolios. The investment objective of the Fund is to provide current income exempt from federal income tax and personal income taxes imposed by the state of Tennessee and Tennessee municipalities.

  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     Investment Valuations - Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevent. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     Investment Income, Expenses and Distributions - Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Federal Taxes - It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At July 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $5,089, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

         Expiration Year       Expiration Amount
              2004                  $5,089

     When-Issued and Delayed Delivery Transactions - The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     Other - Investment transactions are accounted for on the trade date.


     Shares of Beneficial Interest

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                      ----------------  ------------------
                                                                         Six Months         Year Ended
                                                                       Ended January         July 31,
                                                                            31.
                                                                            1999               1998
---------------------------------------------------------------------
Shares sold                                                                     11,164              53,992
---------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared               8,950              14,293
---------------------------------------------------------------------
Shares redeemed                                                               (89,767)           (611,569)
                                                                              --------           ---------
---------------------------------------------------------------------
     Net change resulting from share transactions                             (69,653)           (543,284)
                                                                              ========           =========
---------------------------------------------------------------------

  Investment Advisory Fee and Other Transactions with Affiliates

     Investment Advisory Fee - Union Planters National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

     As of January 31, 1999, Union Planters National Bank was the owner of record of approximately 1,579,630 shares, which is 90.1% of the Fund.

     Administrative Fee - Federated Services Company ("FServ") provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate net assets of the Fund for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $120,000 per portfolio and $25,000 per each additional class of shares.

     Transfer and Dividend Disbursing Agent Fees and Expenses - FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

     Portfolio Accounting Fees - FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

     General - Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.






  Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended January 31, 1999, were as follows:

              Purchases                   $ 601,640
                                          ---------
         ---------------------------------
              Sales                       $ 921,695
                                          ---------
         ---------------------------------


6.  Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at January 31, 1999, 36.0% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.7% of total investments.



7.   YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000, or experience other date-related problems. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.


















































G00906-01 (3/99)